LOAN RECEIVABLES, NON-CURRENT PORTION (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)
LOAN RECEIVABLES, NON-CURRENT PORTION
Total		¥ 12,336		$ 1,047	¥ 7,269
Franchisees
LOAN RECEIVABLES, NON-CURRENT PORTION
Total		12,336			¥ 7,269
Loans receivable non-current | Franchisees
LOAN RECEIVABLES, NON-CURRENT PORTION
Interest income	¥ 1,091	¥ 986	¥ 266
Loans receivable non-current | Franchisees | Minimum
LOAN RECEIVABLES, NON-CURRENT PORTION
Term of loan agreement	2 years
Interest rate				8.00%	8.00%
Loans receivable non-current | Franchisees | Maximum
LOAN RECEIVABLES, NON-CURRENT PORTION
Term of loan agreement	3 years
Interest rate				8.50%	8.50%